Loss per share (Tables)	6 Months Ended
Jun. 30, 2025
Loss per share
Basic and diluted loss per share

	Six months ended June 30,
	2024		2025
	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to common shareholders	(2,674)	(725)	(2,028)	(283)	(545)	(77)
Denominator:
Weighted average number of shares used in calculating basic and diluted loss per share	62,645,540	17,000,189	63,325,008	63,325,008	17,000,189	17,000,189
Basic and diluted loss per share	(0.04)	(0.04)	(0.03)	(0.00)	(0.03)	(0.00)